Note 11 - Intangible Assets, Net (Details Textual) $ in Millions	Dec. 31, 2020 USD ($)
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at end of period	$ 1,086.0
North America [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at end of period	939.2
South America [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at end of period	111.1
Europe [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at end of period	2.0
Middle East and Africa [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at end of period	$ 33.7